Income Taxes - Unrecognized tax benefits (Details) - Adagio Medical Inc $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Unrecognized tax benefits
Balance at beginning of year	$ 321
Gross increases - tax positions during the year	200
Balance at end of year	$ 521